Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

March 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Prospectuses, each dated March 1, 2021, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 295) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 26, 2021 via EDGAR (Accession Number 0001193125-21-059609).

Please direct any comments or questions concerning this filing to the undersigned at (720) 482-8836.

Very truly yours,

/s/ Erin D. Nelson
Erin D. Nelson
Assistant General Counsel and Assistant Secretary
Transamerica Asset Management, Inc.